Financing Charges	12 Months Ended
Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Financing Charges	FINANCING CHARGES

Year ended December 31 (millions of dollars)	2021	2020
Interest on long-term debt	505	497
Realized loss on cash flow hedges (interest-rate swap agreements) (Notes 8, 18)	12	7
Interest on short-term notes	1	8
Interest on regulatory accounts	5	3
Other	13	10
Less: Interest capitalized on construction and development in progress	(60)	(49)
DTA carrying charges (Note 13)	(12)	—
Interest earned on cash and cash equivalents	(3)	(5)
	461	471